Small Company Growth Portfolio
Schedule of Investments (unaudited)
As of September 30, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.5%)
Communication Services (3.6%)
*	Ziff Davis Inc.	254,743	17,445
*	ZipRecruiter Inc. Class A	677,643	11,181
*	Iridium Communications Inc.	78,740	3,494
*	Cargurus Inc.	238,298	3,377
*	Yelp Inc. Class A	80,912	2,744
	Nexstar Media Group Inc. Class A	10,247	1,710
*	Clear Channel Outdoor Holdings Inc.	1,059,840	1,452
	Cable One Inc.	631	538
	Cogent Communications Holdings Inc.	9,417	491
*	DHI Group Inc.	87,219	469
	Sinclair Broadcast Group Inc. Class A	24,494	443
*,1	Starry Group Holdings Inc.	250,133	373
*	TripAdvisor Inc.	12,811	283
*	WideOpenWest Inc.	17,597	216
*	Integral Ad Science Holding Corp.	26,928	195
*	Playtika Holding Corp.	20,176	189
*	Vimeo Inc.	41,820	167
*	Madison Square Garden Sports Corp.	920	126
*	Consolidated Communications Holdings Inc.	27,951	116
*	Loyalty Ventures Inc.	50,237	61
			45,070
Consumer Discretionary (13.0%)
*	frontdoor Inc.	734,153	14,969
*	Sally Beauty Holdings Inc.	930,619	11,726
*	Skechers USA Inc. Class A	364,135	11,550
	Churchill Downs Inc.	44,984	8,284
*	Grand Canyon Education Inc.	91,744	7,546
	Texas Roadhouse Inc. Class A	68,452	5,973
	Hanesbrands Inc.	607,792	4,230
*	Skyline Champion Corp.	76,107	4,024
*	Fox Factory Holding Corp.	50,158	3,966
	Williams-Sonoma Inc.	32,376	3,815
*	Farfetch Ltd. Class A	490,496	3,654
*	Under Armour Inc. Class C	591,116	3,523
*	Sportradar Holding AG Class A	381,977	3,361
	PulteGroup Inc.	88,925	3,335
	Boyd Gaming Corp.	68,916	3,284
*	Canada Goose Holdings Inc.	207,772	3,166
	Carter's Inc.	47,779	3,131
	Toll Brothers Inc.	72,162	3,031
	Polaris Inc.	29,253	2,798
	Buckle Inc.	84,659	2,680

		Shares	Market Value ($000)
*	Floor & Decor Holdings Inc. Class A	37,917	2,664
	Signet Jewelers Ltd.	39,319	2,249
	Oxford Industries Inc.	23,385	2,099
*	Stride Inc.	46,305	1,946
*	SeaWorld Entertainment Inc.	41,072	1,869
*	Tri Pointe Homes Inc.	118,346	1,788
	Patrick Industries Inc.	38,779	1,700
*	Perdoceo Education Corp.	158,802	1,636
	Travel + Leisure Co.	47,294	1,614
*	RH	6,400	1,575
	Shutterstock Inc.	29,892	1,500
	Caleres Inc.	61,841	1,498
*	Dave & Buster's Entertainment Inc.	47,500	1,474
	Pool Corp.	4,582	1,458
*	Vivint Smart Home Inc.	201,317	1,325
*	Cavco Industries Inc.	6,379	1,312
*	CarParts.com Inc.	246,548	1,275
	Tapestry Inc.	44,264	1,258
*	Six Flags Entertainment Corp.	70,542	1,249
*	Liquidity Services Inc.	74,515	1,212
*	American Axle & Manufacturing Holdings Inc.	154,863	1,058
*	2U Inc.	163,301	1,021
*	Crocs Inc.	14,864	1,020
*	Modine Manufacturing Co.	75,621	978
*	Golden Entertainment Inc.	26,397	921
	Murphy USA Inc.	3,335	917
	Academy Sports & Outdoors Inc.	21,353	901
*	Master Craft Boat Holdings Inc.	47,519	896
*	Everi Holdings Inc.	52,353	849
*	Destination XL Group Inc.	151,300	820
*	Deckers Outdoor Corp.	2,528	790
*	WW International Inc.	199,772	785
	Ruth's Hospitality Group Inc.	45,584	768
	Carriage Services Inc. Class A	23,028	741
*	Chico's FAS Inc.	151,241	732
*	Chegg Inc.	34,694	731
*	Asbury Automotive Group Inc.	4,830	730
*	Dorman Products Inc.	8,532	701
*	Five Below Inc.	4,970	684
*	Scientific Games Corp. Class A	15,362	659
*	Boot Barn Holdings Inc.	11,146	652
	H&R Block Inc.	13,083	556
*	Visteon Corp.	4,677	496
	Steven Madden Ltd.	18,020	481
	Standard Motor Products Inc.	13,776	448
*	Brinker International Inc.	17,287	432
*	Malibu Boats Inc. Class A	8,165	392
*	Inspired Entertainment Inc.	40,854	361
	Hibbett Inc.	6,826	340
*	Duluth Holdings Inc. Class B	40,937	288
	Wendy's Co.	13,034	244
	RCI Hospitality Holdings Inc.	3,358	219
*	Funko Inc. Class A	9,174	185
*,1	Torrid Holdings Inc.	44,029	184
*	Stitch Fix Inc. Class A	41,715	165
	Shoe Carnival Inc.	6,859	147
*	MarineMax Inc.	4,786	143
*	Quotient Technology Inc.	60,255	139

		Shares	Market Value ($000)
*	Accel Entertainment Inc. Class A	15,236	119
*	Revolve Group Inc.	5,352	116
*	Holley Inc.	26,192	106
*	Carvana Co. Class A	3,652	74
			163,736
Consumer Staples (2.0%)
*	BJ's Wholesale Club Holdings Inc.	56,518	4,115
*	Darling Ingredients Inc.	55,434	3,667
	Coca-Cola Consolidated Inc.	7,915	3,259
*	elf Beauty Inc.	79,536	2,992
*	Pilgrim's Pride Corp.	102,428	2,358
	John B Sanfilippo & Son Inc.	24,387	1,847
*	Herbalife Nutrition Ltd.	58,607	1,166
	Cal-Maine Foods Inc.	20,960	1,165
	Medifast Inc.	9,347	1,013
	Turning Point Brands Inc.	30,278	643
*	Olaplex Holdings Inc.	66,175	632
	Vector Group Ltd.	50,796	448
*	Central Garden & Pet Co. Class A	12,635	432
	Lamb Weston Holdings Inc.	5,162	399
*	Celsius Holdings Inc.	3,519	319
*	USANA Health Sciences Inc.	3,770	211
*	United Natural Foods Inc.	66	2
			24,668
Energy (2.7%)
	Texas Pacific Land Corp.	2,372	4,216
	SM Energy Co.	87,090	3,275
	Diamondback Energy Inc.	22,221	2,677
*	Southwestern Energy Co.	362,694	2,220
	Ovintiv Inc. (XNYS)	43,797	2,015
*	Talos Energy Inc.	111,745	1,861
*	Kosmos Energy Ltd.	254,475	1,316
	Delek US Holdings Inc.	47,744	1,296
*	Denbury Inc.	14,748	1,272
*	US Silica Holdings Inc.	94,857	1,039
*	Amplify Energy Corp.	155,860	1,024
*	PBF Energy Inc. Class A	29,088	1,023
	Range Resources Corp.	39,020	986
*	Antero Resources Corp.	32,146	981
	Matador Resources Co.	19,219	940
*	Liberty Energy Inc. Class A	72,896	924
*	Callon Petroleum Co.	25,117	879
*	W&T Offshore Inc.	141,938	832
*	TETRA Technologies Inc.	228,886	822
*	Laredo Petroleum Inc.	12,415	780
*	Gulfport Energy Corp.	5,713	504
*	Par Pacific Holdings Inc.	30,266	497
	CVR Energy Inc.	16,127	467
	CONSOL Energy Inc.	6,779	436
*	Weatherford International plc	13,088	423
*	Nabors Industries Ltd. (XNYS)	3,887	394
	Arch Resources Inc.	3,107	368
	Riley Exploration Permian Inc.	18,541	352
	PDC Energy Inc.	5,145	297
*	NexTier Oilfield Solutions Inc.	31,121	230
*	Comstock Resources Inc.	12,888	223

		Shares	Market Value ($000)
	Solaris Oilfield Infrastructure Inc. Class A	11,808	110
			34,679
Financials (4.7%)
	LPL Financial Holdings Inc.	64,787	14,155
	WisdomTree Investments Inc.	1,472,040	6,889
	FactSet Research Systems Inc.	14,999	6,001
	Kinsale Capital Group Inc.	20,766	5,304
	Everest Re Group Ltd.	16,957	4,450
	Synovus Financial Corp.	100,275	3,761
*	LendingClub Corp.	270,026	2,984
	Virtus Investment Partners Inc.	15,091	2,407
	RLI Corp.	17,574	1,799
	Brightsphere Investment Group Inc.	112,843	1,682
	Bank of NT Butterfield & Son Ltd.	48,888	1,587
	First Citizens BancShares Inc. Class A	1,353	1,079
*	NMI Holdings Inc. Class A	51,681	1,053
	Hanmi Financial Corp.	40,655	963
*	Palomar Holdings Inc.	9,634	807
	Regional Management Corp.	26,303	738
*	Silvergate Capital Corp. Class A	9,404	709
*	Focus Financial Partners Inc. Class A	22,075	696
*	Blucora Inc.	26,139	505
*	Green Dot Corp. Class A	22,177	421
	Perella Weinberg Partners Class A	27,972	177
	Esquire Financial Holdings Inc.	4,302	162
	Origin Bancorp Inc.	3,989	153
*	Open Lending Corp. Class A	18,805	151
	Western Alliance Bancorp	2,255	148
	Sculptor Capital Management Inc. Class A	15,267	135
*	Atlanticus Holdings Corp.	4,592	120
			59,036
Health Care (23.2%)
	STERIS plc	107,293	17,841
*	QuidelOrtho Corp.	204,981	14,652
*	Merit Medical Systems Inc.	255,863	14,459
*	HealthEquity Inc.	180,857	12,148
	Cooper Cos. Inc.	28,906	7,628
*	Henry Schein Inc.	115,409	7,590
*	Hologic Inc.	110,809	7,149
*	Nevro Corp.	140,121	6,530
	Teleflex Inc.	29,838	6,011
*	Syneos Health Inc.	121,163	5,713
*	Pediatrix Medical Group Inc.	343,790	5,676
*	Certara Inc.	410,453	5,451
*	Axogen Inc.	436,895	5,208
*	Omnicell Inc.	59,584	5,186
*	CareDx Inc.	300,880	5,121
*	SpringWorks Therapeutics Inc.	179,375	5,118
*	Shockwave Medical Inc.	18,176	5,054
*	Sarepta Therapeutics Inc.	44,837	4,956
*	Charles River Laboratories International Inc.	24,388	4,800
*	Agios Pharmaceuticals Inc.	168,102	4,754
*	Veracyte Inc.	275,557	4,574
*	Relay Therapeutics Inc.	201,873	4,516
*	AMN Healthcare Services Inc.	40,896	4,333
	Bruker Corp.	81,185	4,308
	Chemed Corp.	9,600	4,191

		Shares	Market Value ($000)
*	CorVel Corp.	29,222	4,045
*	C4 Therapeutics Inc.	444,109	3,895
	Stevanato Group SpA	221,707	3,756
*	Arvinas Inc.	82,113	3,653
*	Ionis Pharmaceuticals Inc.	80,051	3,541
*	Medpace Holdings Inc.	22,421	3,524
*	STAAR Surgical Co.	49,929	3,522
*	Legend Biotech Corp. ADR	82,716	3,375
*	Alkermes plc	149,381	3,336
*	IQVIA Holdings Inc.	18,203	3,297
*	Inspire Medical Systems Inc.	18,084	3,208
*	Mirati Therapeutics Inc.	43,439	3,034
*	Evolent Health Inc. Class A	79,519	2,857
*	Deciphera Pharmaceuticals Inc.	147,630	2,731
*	FibroGen Inc.	207,594	2,701
*	Sotera Health Co.	383,801	2,618
*	Lantheus Holdings Inc.	36,420	2,561
*	Apellis Pharmaceuticals Inc.	36,812	2,514
	Bio-Techne Corp.	8,116	2,305
*	Veeva Systems Inc. Class A	13,567	2,237
*	Avantor Inc.	111,292	2,181
*	Masimo Corp.	13,806	1,949
*	Heron Therapeutics Inc.	452,546	1,910
*	Novocure Ltd.	24,616	1,870
*	Agenus Inc.	835,127	1,712
*	Tenet Healthcare Corp.	32,419	1,672
	West Pharmaceutical Services Inc.	6,493	1,598
*	PTC Therapeutics Inc.	31,774	1,595
*	Doximity Inc. Class A	52,222	1,578
*	Atara Biotherapeutics Inc.	396,159	1,497
*	Glaukos Corp.	27,997	1,491
*	ViewRay Inc.	392,218	1,428
*	NuVasive Inc.	31,655	1,387
*	Exelixis Inc.	88,057	1,381
*	Haemonetics Corp.	18,591	1,376
	iRadimed Corp.	41,868	1,259
*	ACADIA Pharmaceuticals Inc.	72,542	1,187
*	Cerus Corp.	309,492	1,114
*	iRhythm Technologies Inc.	8,199	1,027
*	TG Therapeutics Inc.	169,084	1,001
*	Sangamo Therapeutics Inc.	197,494	968
*	Karyopharm Therapeutics Inc.	166,914	911
*	Seres Therapeutics Inc.	139,010	892
*	Arrowhead Pharmaceuticals Inc.	26,059	861
	Encompass Health Corp.	18,576	840
*	Puma Biotechnology Inc.	333,749	791
*	HealthStream Inc.	36,857	784
*	CytomX Therapeutics Inc.	532,095	772
*	Protagonist Therapeutics Inc.	89,211	752
	Embecta Corp.	25,534	735
*	ImmunoGen Inc.	146,780	702
*	Selecta Biosciences Inc.	413,816	679
*	Kiniksa Pharmaceuticals Ltd. Class A	52,211	670
*	Novavax Inc.	35,387	644
*	Intercept Pharmaceuticals Inc.	44,769	625
*	Cytokinetics Inc.	12,675	614
*	Inogen Inc.	25,202	612
*	Natera Inc.	13,794	604

		Shares	Market Value ($000)
*	Precision BioSciences Inc.	462,172	601
*	Tandem Diabetes Care Inc.	11,849	567
*	Rigel Pharmaceuticals Inc.	455,407	537
*	Neurocrine Biosciences Inc.	4,829	513
*	AtriCure Inc.	13,061	511
*	Innovage Holding Corp.	85,882	505
*	Option Care Health Inc.	15,971	503
*	Surmodics Inc.	16,514	502
*	Akebia Therapeutics Inc.	1,422,702	450
*	Exact Sciences Corp.	13,252	431
*	WaVe Life Sciences Ltd.	117,315	424
*	Alignment Healthcare Inc.	34,555	409
*	MacroGenics Inc.	111,566	386
*	Health Catalyst Inc.	39,627	384
*	Cross Country Healthcare Inc.	12,345	350
*	Arcturus Therapeutics Holdings Inc.	21,677	321
*	Infinity Pharmaceuticals Inc.	265,397	316
*	Affimed NV	146,306	301
*	MEI Pharma Inc.	739,217	286
*	Coherus Biosciences Inc.	28,788	277
*	Esperion Therapeutics Inc.	40,878	274
*	Spectrum Pharmaceuticals Inc.	611,411	263
*,1	Clovis Oncology Inc.	216,267	257
*	Voyager Therapeutics Inc.	41,588	246
*	Joint Corp.	14,789	232
*	Molina Healthcare Inc.	662	218
*	Pieris Pharmaceuticals Inc.	170,392	196
*	Ultragenyx Pharmaceutical Inc.	4,704	195
	Ensign Group Inc.	2,300	183
*	Amedisys Inc.	1,854	179
*	Aadi Bioscience Inc.	10,349	146
	AirSculpt Technologies Inc.	22,732	146
*	Celularity Inc.	62,505	144
*	Fortress Biotech Inc.	151,271	130
*	Viemed Healthcare Inc.	21,005	126
*	Homology Medicines Inc.	66,289	107
*	Cue Biopharma Inc.	47,166	105
*	Assembly Biosciences Inc.	63,315	104
	Syros Pharmaceuticals Inc.	14,959	96
*	Harpoon Therapeutics Inc.	98,260	95
*	Gritstone bio Inc.	33,605	86
*	Molecular Templates Inc.	112,801	85
*	Retractable Technologies Inc.	39,875	79
*	Avalo Therapeutics Inc.	19,776	66
*	Aquestive Therapeutics Inc.	55,778	65
*	Athenex Inc.	202,067	54
			291,797
Industrials (22.1%)
	Sensata Technologies Holding plc	493,225	18,387
	Ritchie Bros Auctioneers Inc.	294,166	18,379
*	Generac Holdings Inc.	68,675	12,234
*	Alight Inc. Class A	1,542,624	11,307
	Forward Air Corp.	118,863	10,729
*	Middleby Corp.	80,082	10,264
	Matson Inc.	163,072	10,032
*	TriNet Group Inc.	131,113	9,338
*	ACV Auctions Inc. Class A	1,228,048	8,830
	Tennant Co.	153,831	8,701

		Shares	Market Value ($000)
	CH Robinson Worldwide Inc.	89,924	8,661
*	Kirby Corp.	136,433	8,291
	Robert Half International Inc.	73,949	5,657
*	WillScot Mobile Mini Holdings Corp.	120,458	4,858
	Applied Industrial Technologies Inc.	44,026	4,525
	UFP Industries Inc.	62,627	4,519
*	Clean Harbors Inc.	40,597	4,465
	John Bean Technologies Corp.	51,354	4,416
*	Atkore Inc.	55,046	4,283
	Allison Transmission Holdings Inc.	126,317	4,264
*	Sterling Check Corp.	241,227	4,255
*	Saia Inc.	21,646	4,113
	Kforce Inc.	67,290	3,947
	Allegion plc	42,953	3,852
	Advanced Drainage Systems Inc.	28,952	3,601
	Toro Co.	41,302	3,572
	Carlisle Cos. Inc.	12,449	3,491
	EMCOR Group Inc.	30,233	3,491
	AGCO Corp.	34,498	3,318
*	Cimpress plc	129,490	3,170
	Heartland Express Inc.	208,357	2,982
	Woodward Inc.	36,775	2,952
*	GMS Inc.	73,764	2,951
*	Rocket Lab USA Inc.	718,714	2,925
	Mueller Industries Inc.	47,915	2,848
	Howmet Aerospace Inc.	86,239	2,667
	Lincoln Electric Holdings Inc.	20,275	2,549
	Tetra Tech Inc.	17,986	2,312
	Watts Water Technologies Inc. Class A	18,253	2,295
	Terex Corp.	76,805	2,284
*	Titan International Inc.	182,424	2,215
	GrafTech International Ltd.	497,516	2,144
	Spirit AeroSystems Holdings Inc. Class A	93,704	2,054
	Heidrick & Struggles International Inc.	77,724	2,020
	Boise Cascade Co.	30,686	1,825
*	Axon Enterprise Inc.	14,646	1,695
	Korn Ferry	35,495	1,666
*	Heritage-Crystal Clean Inc.	55,753	1,649
*	Veritiv Corp.	16,572	1,620
*	SP Plus Corp.	43,379	1,359
	Exponent Inc.	14,636	1,283
*	Franklin Covey Co.	27,222	1,236
*	Masonite International Corp.	17,201	1,226
*	Enovix Corp.	60,859	1,116
	Herc Holdings Inc.	10,428	1,083
	Marten Transport Ltd.	54,236	1,039
	Nordson Corp.	4,841	1,028
*	ASGN Inc.	11,351	1,026
	Graco Inc.	16,937	1,015
*	Forrester Research Inc.	28,133	1,013
	Fortune Brands Home & Security Inc.	17,676	949
	H&E Equipment Services Inc.	32,743	928
*,1	ESS Tech Inc.	202,405	828
	CRA International Inc.	9,161	813
*	MYR Group Inc.	9,301	788
	Insteel Industries Inc.	26,121	693
*	WESCO International Inc.	5,749	686
*	Daseke Inc.	122,897	665

		Shares	Market Value ($000)
*	Sterling Infrastructure Inc.	30,467	654
	Kadant Inc.	3,828	639
	Valmont Industries Inc.	2,191	589
	Apogee Enterprises Inc.	15,136	578
*	MRC Global Inc.	66,726	480
	Donaldson Co. Inc.	8,876	435
*	Plug Power Inc.	18,370	386
*	CIRCOR International Inc.	19,590	323
	Booz Allen Hamilton Holding Corp. Class A	2,958	273
	Interface Inc. Class A	27,776	250
*	Hireright Holdings Corp.	16,396	250
*,1	Berkshire Grey Inc.	145,899	248
*	Array Technologies Inc.	14,642	243
*	Stem Inc.	18,116	242
*	Heliogen Inc.	96,973	180
*	BlueLinx Holdings Inc.	2,737	170
*	Trex Co. Inc.	3,873	170
	Universal Logistics Holdings Inc.	4,173	132
*	Hudson Technologies Inc.	17,157	126
	Global Industrial Co.	4,712	126
*	Lyft Inc. Class A	7,421	98
			277,969
Information Technology (21.4%)
*	ON Semiconductor Corp.	292,655	18,241
*	Trimble Inc.	279,247	15,155
*,1	GLOBALFOUNDRIES Inc.	266,768	12,898
*	Zendesk Inc.	164,909	12,550
*	N-Able Inc.	1,017,583	9,392
*	Smartsheet Inc. Class A	240,928	8,278
*	Euronet Worldwide Inc.	103,017	7,805
*	Momentive Global Inc.	1,251,232	7,270
*	Dynatrace Inc.	186,002	6,475
	Jabil Inc.	107,194	6,186
*	Fair Isaac Corp.	14,518	5,982
*	8x8 Inc.	1,672,129	5,769
*	Monday.com Ltd.	49,871	5,652
*	Manhattan Associates Inc.	42,275	5,624
*	Dropbox Inc. Class A	260,733	5,402
*	Consensus Cloud Solutions Inc.	98,151	4,642
*	Sumo Logic Inc.	615,841	4,619
*	Nutanix Inc. Class A	221,508	4,614
*	Wix.com Ltd.	54,130	4,235
*	Okta Inc.	73,616	4,186
*	Tenable Holdings Inc.	119,167	4,147
*	KnowBe4 Inc. Class A	193,903	4,035
*	Pure Storage Inc. Class A	146,664	4,014
*	Cadence Design Systems Inc.	23,950	3,914
*	DocuSign Inc. Class A	69,936	3,739
*	Axcelis Technologies Inc.	61,224	3,708
*	Paylocity Holding Corp.	14,929	3,606
*	Elastic NV	49,868	3,577
*	Extreme Networks Inc.	267,866	3,501
*	MaxLinear Inc.	106,102	3,461
*	RingCentral Inc. Class A	83,278	3,328
*	CommScope Holding Co. Inc.	359,573	3,312
*	Box Inc. Class A	133,762	3,262
	CDW Corp.	20,631	3,220
*	Globant SA	16,029	2,999

		Shares	Market Value ($000)
*	Domo Inc. Class B	149,758	2,694
*	Atlassian Corp. plc Class A	12,696	2,674
*	Lattice Semiconductor Corp.	53,048	2,610
*	CommVault Systems Inc.	46,184	2,450
*	Everbridge Inc.	78,599	2,427
*	Agilysys Inc.	41,556	2,300
*	Diodes Inc.	35,229	2,287
*	International Money Express Inc.	97,805	2,229
	Monolithic Power Systems Inc.	5,795	2,106
*	PTC Inc.	19,976	2,089
*	Teradata Corp.	59,192	1,838
	CSG Systems International Inc.	32,880	1,739
*	Allegro MicroSystems Inc.	79,228	1,731
*	Yext Inc.	372,167	1,660
*	Toast Inc. Class A	94,105	1,573
	Pegasystems Inc.	45,961	1,477
*	EPAM Systems Inc.	3,715	1,345
*	eGain Corp.	177,163	1,302
*	Impinj Inc.	15,946	1,276
*	New Relic Inc.	21,919	1,258
*	SMART Global Holdings Inc.	75,986	1,206
	A10 Networks Inc.	88,751	1,178
	Amkor Technology Inc.	58,400	996
*	Brightcove Inc.	155,847	982
*	Workiva Inc. Class A	12,276	955
*	Benefitfocus Inc.	140,674	893
	Entegris Inc.	10,620	882
*	Coupa Software Inc.	14,469	851
*	WEX Inc.	6,304	800
*	FormFactor Inc.	30,262	758
*	Arlo Technologies Inc.	154,104	715
	Bentley Systems Inc. Class B	22,617	692
*	Varonis Systems Inc. Class B	25,913	687
*	Super Micro Computer Inc.	12,113	667
	Vishay Intertechnology Inc.	36,752	654
	Genpact Ltd.	13,798	604
*	ePlus Inc.	13,331	554
*	ExlService Holdings Inc.	3,737	551
*	Payoneer Global Inc.	83,461	505
	CTS Corp.	12,008	500
	Jack Henry & Associates Inc.	2,680	488
	TTEC Holdings Inc.	9,738	431
*	AvidXchange Holdings Inc.	50,624	426
*	Unisys Corp.	53,533	404
*	Five9 Inc.	4,797	360
*	Perficient Inc.	5,179	337
*	Digital Turbine Inc.	21,361	308
*	LivePerson Inc.	32,573	307
*	Upland Software Inc.	37,477	305
*	Diebold Nixdorf Inc.	123,646	302
*	Kaltura Inc.	130,995	288
*	Sprout Social Inc. Class A	4,645	282
*	Marqeta Inc. Class A	34,350	245
*	Rimini Street Inc.	50,721	236
*	Sanmina Corp.	4,809	222
*	SPS Commerce Inc.	1,373	171
*	Viant Technology Inc. Class A	27,258	115

		Shares	Market Value ($000)
*	Casa Systems Inc.	35,696	112
			268,832
Materials (2.9%)
	Graphic Packaging Holding Co.	306,604	6,052
	Eagle Materials Inc.	40,243	4,313
	Steel Dynamics Inc.	41,067	2,914
	Chemours Co.	104,137	2,567
*	O-I Glass Inc.	198,127	2,566
	Olin Corp.	57,347	2,459
	Warrior Met Coal Inc.	75,834	2,157
	Balchem Corp.	16,746	2,036
	AdvanSix Inc.	55,637	1,786
	American Vanguard Corp.	91,204	1,706
	Alpha Metallurgical Resources Inc.	9,173	1,255
	Sensient Technologies Corp.	16,128	1,118
	Louisiana-Pacific Corp.	17,944	919
*	Livent Corp.	28,757	881
	Myers Industries Inc.	50,412	830
	Kronos Worldwide Inc.	85,661	800
	Schnitzer Steel Industries Inc. Class A	28,050	798
*	LSB Industries Inc.	23,837	340
	Chase Corp.	3,351	280
*	Ingevity Corp.	3,410	207
	Koppers Holdings Inc.	5,786	120
*	Constellium SE Class A	10,306	105
*	Century Aluminum Co.	16,825	89
			36,298
Real Estate (1.2%)
	Outfront Media Inc.	248,644	3,777
	National Storage Affiliates Trust	78,816	3,277
	Camden Property Trust	16,771	2,003
	Universal Health Realty Income Trust	41,070	1,775
	Essential Properties Realty Trust Inc.	70,599	1,373
	Hersha Hospitality Trust Class A	112,704	899
	NexPoint Residential Trust Inc.	18,778	868
	EastGroup Properties Inc.	5,595	808
	Alexander's Inc.	1,683	352
	RMR Group Inc. Class A	5,257	124
	Iron Mountain Inc.	2,746	121
	Gladstone Commercial Corp.	7,318	113
	Douglas Elliman Inc.	26,383	108
			15,598
Utilities (0.7%)
	Otter Tail Corp.	49,218	3,028
	Vistra Corp.	85,396	1,793
	National Fuel Gas Co.	28,659	1,764
	Brookfield Infrastructure Corp. Class A (XTSE)	32,524	1,324
	NRG Energy Inc.	21,013	804
*	Pure Cycle Corp.	15,719	131
			8,844
Total Common Stocks (Cost $1,568,358)			1,226,527
Preferred Stock (0.0%)
*,1,2	Meta Material Inc. Preference Shares 0.00% (Cost $56)	37,855	58

		Shares	Market Value ($000)
Temporary Cash Investments (3.5%)
Money Market Fund (3.5%)
[3,4]	Vanguard Market Liquidity Fund, 2.828% (Cost $43,314)	433,187	43,305
Total Investments (101.0%) (Cost $1,611,728)			1,269,890
Other Assets and Liabilities—Net (-1.0%)			(12,325)
Net Assets (100%)			1,257,565
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,854,000.
2	Perpetual security with no stated maturity date.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $12,905,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2022	143	11,939	(1,444)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2022, 100% of the market value of the portfolio’s investments and derivatives was determined based on Level 1 inputs.